EMPLOYEE BENEFITS - DEFINED CONTRIBUTION PENSION SCHEME - Narratives (Details)	Dec. 31, 2019
EMPLOYEE BENEFITS [abstract]
Percentage of standard salary set by provincial government in defined contribution pension scheme	26.00%
Percentage of standard salary borne by Group in defined contribution pension scheme	18.00%
Percentage of standard salary borne by employees in defined contribution pension scheme	8.00%